Related Party Transactions - Schedule of Remuneration Paid to Related Parties Other than Key Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Related Parties [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 24,776	$ 29,468